Unaudited Pro Forma Condensed Combined Balance Sheet	3 Months Ended
Dec. 31, 2021
Condensed Combined Balance Sheet [Abstract]
Unaudited Pro Forma Condensed Combined Balance Sheet
	Maple X Inc.	Maple Heights GP	Pro Forma
A s s e t s
Current Assets
Cash and cash equivalents	2,125	417	2,542
Restricted cash	912	98	1,010
Prepaid expenses and other assets	16	-	16
Land inventory	17,072	9,214	26,286
T o t a l Current assets	20,125	9,729	29,854

Non-current Assets
Real estate propoerties	16,266	-	16,266
T o t a l non-current assets	16,266	-	16,266

T o t a l assets	36,391	9,729	46,120

Liabilities and Shareholders’ Equity
Current Liabilities
Current liabilities - Mortgage and other loans	9,962	3,468	13,430
Cuurent liabilities - Loans from related parties	1,488	-	1,488
Other current liabilities	110	10	120
Accrued interest	69	-	69
T o t a l current liabilities	11,629	3,478	15,107

Non-current Liabilities

Loans from related parties	4,328	-	4,328
T o t a l non-current liabilities	4,328	-	4,328

T o t a l liabilities	15,957	3,478	19,435

Shareholders’ Equity	1,223	3,124	4,347
	19,211	3,127	22,338
Total Shareholders’ Equity	20,434	6,251	26,685
T o t a l liabilities and stockholders’ equity	36,391	9,729	46,120